Expense Example, No Redemption {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-13 - Fidelity Mega Cap Stock Fund	Aug. 28, 2021 USD ($)
Fidelity Mega Cap Stock Fund-Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	848
5 Years	1,050
10 Years	1,630
Fidelity Mega Cap Stock Fund-Class M
Expense Example, No Redemption:
1 Year	465
3 Years	709
5 Years	971
10 Years	1,721
Fidelity Mega Cap Stock Fund-Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,998
Fidelity Mega Cap Stock Fund- Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Mega Cap Stock Fund-Class Z
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653